Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Tax on Losses	Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.
	2025	2024	2023
	US$	US$	US$

Current	40,405	112,323	64,343
Deferred (note 22)	-	(3,395)	(1,360)

Income tax expense for the year	40,405	108,928	62,983

Schedule of Loss Before Tax at the Statutory Tax Rate

A reconciliation of the tax expense applicable to loss before tax at the statutory tax rate for the countries/jurisdictions in which the Group’s operations are domiciled to the tax expense at the Group’s effective tax rate is as follows:

	2025	2024	2023
	US$	US$	US$

Loss before tax	(5,138,570)	(37,678,411)	(172,537,530)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(635,969)	(6,345,825)	(3,809,856)
Income not subject to tax	(327,277)	(471,515)	(180,380)
Expenses not deductible for tax	205,402	881,506	636,813
Tax losses and deductible temporary differences not recognized	1,718,716	5,955,248	3,645,841
Tax losses and deductible temporary differences utilized from previous periods	(960,620)	(12,983)	(282,239)
Others	40,153	102,497	52,804

Income tax expense	40,405	108,928	62,983